Schedule of intangible assets (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
Finite-Lived Intangible Assets [Line Items]
Net Book Value	$ 7,074,524
Capitalized Software Development [Member]
Finite-Lived Intangible Assets [Line Items]
Cost, begining balance	10,231,824	$ 7,044,658	$ 7,044,658
Additions	1,475,522		3,367,579
Foreign exchange impact	1,083,182		(180,413)
Cost, ending balance	12,790,529		10,231,824
Accumulated Amortization, begining balance	4,063,291	2,420,479	2,420,479
Additions	1,199,537	$ 736,713	1,717,575
Foreign exchange impact	453,176		(74,763)
Accumulated Amortization, ending balance	5,716,004		4,063,291
Net Book Value	$ 7,074,524		$ 6,168,533